Intangible Assets and Goodwill - Summary of Assumption for Calculation of Cash flow Projections (Detail)	Mar. 31, 2023	Mar. 31, 2022
Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	19.50%	18.60%
Discount rate (post-tax)	17.20%	16.40%
Terminal value growth rate	4.50%	4.50%
Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	19.80%	18.30%
Discount rate (post-tax)	17.20%	16.40%
Terminal value growth rate	4.50%	4.50%
ibibo Group - redBus [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	19.70%	18.60%
Discount rate (post-tax)	17.20%	16.40%
Terminal value growth rate	4.00%	4.00%
EBITDA margin	8.80%	8.50%
Bottom of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	12.00%	13.20%
EBITDA margin	4.70%	4.60%
Bottom of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	8.10%	5.90%
EBITDA margin	14.10%	14.60%
Bottom of Range [Member] | ibibo Group - redBus [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	12.00%	15.00%
EBITDA margin	14.50%	5.20%
Top of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	23.10%	54.70%
EBITDA margin	11.30%	13.80%
Top of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	25.40%	61.20%
EBITDA margin	20.40%	15.70%
Top of Range [Member] | ibibo Group - redBus [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	22.80%	79.00%
EBITDA margin	18.90%	24.30%